Treasury Instruments - Unpledged and Pledged (Tables)	12 Months Ended
Dec. 31, 2024
Treasury Instruments [Abstract]
Disclosure of detailed information about financial assets pledged as collateral

	2024	2023
	$m	$m
Treasury instruments (pledged as collateral) - (non-current)	46.1	300.4
Treasury instruments (pledged as collateral) - (current)	2,912.9	2,062.6
	2,959.0	2,363.0

Disclosure of detailed information about unpledged financial assets

	2024	2023
	$m	$m
Treasury instruments (non-current)	99.6	361.2
Treasury instruments (current)	3,469.1	2,544.4
	3,568.7	2,905.6